CONVERTIBLE DEBT (Details narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Conversion Price	$ 4.00		$ 4.00
Warrants issued	2,000,000		2,000,000
Exercise price	$ 0.10		$ 0.10
April 4, 2024
Extended maturity date	Jan. 05, 2025		Jan. 05, 2025
Warrants issued	2,000,000		2,000,000
Exercise price	$ 0.10		$ 0.10
Westside Advisors LLC
Warrants issued	325,000		325,000
Westside Advisors LLC | October 4, 2022
Original issue discount	$ 25,000		$ 25,000
Convertible promissory note issued	$ 125,000		$ 125,000
Interest rate	15.00%		15.00%
Description of original issue discount	The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4, 2024		The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4,2024
Accrued interest	$ 29,950	$ 9,375	$ 21,638	$ 3,011
Debt discount	$ 24,818	8,120	$ 16,651	4,015
Maturity date	Apr. 04, 2024		Apr. 04, 2024
SAS Partners LLC
Warrants issued	275,000		275,000
SAS Partners LLC | October 4, 2022
Original issue discount	$ 25,000		$ 25,000
Convertible promissory note issued	$ 125,000		$ 125,000
Interest rate	15.00%		15.00%
Description of original issue discount	The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4,2024		The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4,2024
Accrued interest	$ 29,950	9,375	$ 21,638	3,011
Debt discount	$ 24,818	$ 8,120	$ 16,651	$ 4,015
Maturity date	Apr. 04, 2024		Apr. 04, 2024